CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (6,808,739)	$ (1,068,441)	¥ (3,054,017)	¥ (1,303,570)
Adjustments to reconcile net loss to net cash provided by/(used in) operating activities:
Depreciation of property and equipment	538,600	84,518	326,512	191,784
Amortization of intangible assets	1,903,200	298,658	1,395,129	905,613
Amortization of right-of-use assets	161,873	25,401	96,235	70,712
Amortization of debt issuance costs	25,234	3,960	19,291	9,117
Share-based compensation expenses	999,817	156,893	385,898	172,550
Allowance for doubtful accounts	189,165	29,684	99,165	9,396
Inventory provision	24,454	3,837	6,218	5,987
Deferred income taxes	(21,492)	(3,373)	(13,466)	(10,479)
Unrealized exchange losses /(gains)	(6,592)	(1,034)	(3,018)	2,636
Unrealized fair value changes of investments	200,274	31,428	(50,641)	36,383
Loss on disposal of property and equipment	611	96
Gain from disposal of subsidiaries and long-term investments	(4,413)	(692)		(148,776)
Loss from equity method investments	37,200	5,834	50,531	24,173
Revaluation of previously held equity interests	31,462	4,937
Impairments of long-term investments	91,500	14,357	8,000	5,900
Changes in operating assets and liabilities:
Accounts receivable	(429,460)	(67,392)	(417,237)	(398,968)
Amount due from related parties	8,792	1,380	17,015	7,382
Prepayments and other assets	(1,747,744)	(274,258)	(610,592)	(508,515)
Other long-term assets	(138,396)	(21,717)	(245,224)	(360,497)
Accounts payable	1,056,847	165,843	816,103	586,864
Salary and welfare payable	254,213	39,892	374,442	101,788
Taxes payable	77,365	12,140	54,381	23,114
Amount due to related parties				(50,331)
Deferred revenue	494,551	77,606	734,786	353,997
Accrued liabilities and other payables	319,702	50,168	651,651	277,875
Other long-term liabilities	94,969	14,903	111,941	190,416
Net cash provided by/(used in) operating activities	(2,647,000)	(415,372)	753,103	194,551
Cash flows from investing activities:
Purchase of property and equipment	(965,410)	(151,494)	(602,122)	(296,044)
Purchase of intangible assets	(2,721,799)	(427,110)	(1,636,877)	(1,268,830)
Purchase of short-term investments	(71,748,847)	(11,258,960)	(26,731,176)	(9,973,879)
Maturities of short-term investments	60,524,888	9,497,676	24,921,538	9,993,525
Cash consideration paid for purchase of subsidiaries, net of cash acquired	(521,984)	(81,911)	(498,854)	(719,909)
Cash paid for long-term investments including loans	(6,716,491)	(1,053,964)	(1,261,161)	(1,226,794)
Repayment of loans from investees	539,225	84,616	3,500	11,000
Cash received from disposal/return of long-term assets	74,604	11,707	135,254	566,554
Impact to cash resulting from deconsolidation of a subsidiary				(959)
Placements of time deposits	(10,697,444)	(1,678,662)	(10,907,296)	(4,920,099)
Maturities of time deposits	7,655,147	1,201,260	7,670,373	3,877,158
Net cash used in investing activities	(24,578,111)	(3,856,842)	(8,906,821)	(3,958,277)
Cash flows from financing activities:
Proceeds of short-term loans	1,332,597	209,114	200,000	141,857
Repayment of short-term loans	(214,882)	(33,720)	(100,000)	(100,000)
Repurchase of noncontrolling interests	(104,696)	(16,429)	(280,271)	(121,325)
Capital injections from noncontrolling interests	2,187	343	103,450	154,492
Proceeds from exercise of employees' share options	3		3	1
Proceeds from issuance of ordinary shares, net of issuance costs of US$9,376, US$563, and HKD337,143, respectively	19,288,423	3,026,774	2,817,458	1,647,711
Proceeds from issuance of convertible senior notes, net of issuance costs of US$11,805, US$13,857 and US$23,402, respectively	10,085,520	1,582,638	5,594,779	3,356,106
Net cash provided by financing activities	30,389,152	4,768,720	8,335,419	5,078,842
Effect of exchange rate changes on cash and cash equivalents held in foreign currencies	(319,034)	(50,063)	(466,252)	107,513
Net increase/(decrease) in cash and cash equivalents	2,844,999	446,443	(284,551)	1,422,629
Cash and cash equivalents at beginning of the year	4,678,109	734,097	4,962,660	3,540,031
Cash and cash equivalents at end of the year	7,523,108	1,180,540	4,678,109	4,962,660
Supplemental disclosures of cash flows information:
Cash paid for income taxes, net of tax refund	73,717	11,568	54,022	33,734
Cash paid for interest expense	116,226	18,238	86,167	26,203
Supplemental schedule of non-cash investing and financing activities:
Accretion to redeemable noncontrolling interests			5,964
Fixed assets purchases financed by accounts payable	183,203	28,748	25,797	55,759
Acquisitions and investments financed by payables	731,503	114,789	125,363	79,059
Intangible assets purchases financed by payables	830,596	130,339	746,404	¥ 365,187
Issuance of ordinary shares in the business combination, purchase of noncontrolling interests and investment addition	1,207,980	189,558	¥ 889,957
Issuance of ordinary shares in connection with debt conversion	¥ 449,914	$ 70,601